Guarantee commitments to third parties and contingent liabilities	12 Months Ended
Dec. 31, 2021
Guarantee commitments to third parties and contingent liabilities
Guarantee commitments to third parties and contingent liabilities

25.   Guarantee commitments to third parties and contingent liabilities

Guarantee commitments to third parties

As of December 31, 2021 and 2020, the Company has provided bank guarantees commitments to third parties amounting $11,948 thousand and $19,969 thousand, respectively. Management believes that any unforeseen liabilities at December 31, 2021 and 2020 that might arise from the guarantees given would not be material.

Contingent liabilities

In the ordinary course of its business, Ferroglobe is subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes and employment, environmental, health and safety matters. Although we cannot predict with certainty the ultimate resolution of lawsuits, investigations, claims and proceedings asserted against it, we do not believe any currently pending legal proceeding to which it is a party will have a material adverse effect on its business, prospects, financial condition, cash flows, results of operations or liquidity.

Stamp Tax litigation procedure

On February 2021 the Central Economic-Administrative Court ruled against the interest of Ferroglobe in a stamp duty litigation procedure initiated in 2015, where the taxpayer is Abanca, the financial institution through which a sale and lease back of the electric production plants in Galicia was conducted in 2012. Ferroglobe has agreed with Abanca that it continues the litigation at the judiciary level by filing an appeal before the Audiencia Nacional. This filing has been completed in April 2021. As a result of the continuation of this litigation process, with the appropriate granting of bank guarantee by the taxpayer (Abanca), neither payment of the tax reassessment (circa 1.4MM Euro plus delay interest) nor of the penalty proposed (circa 600K Euro) are due at this stage of the process. We anticipate this stage will take between two to four years to be resolved by the Audiencia Nacional. In case the Audiencia Nacional rules against the interests of Ferroglobe, the full amount of the tax reassessment and the penalty would be payable by Ferroglobe in applying a compensation agreement in place between Abanca and Ferroglobe.

Asbestos-related claims

Certain employees of FerroPem, SAS, then known as Pechiney Electrometallurgie, S.A. (“PEM”), may have been exposed to asbestos at its plants in France in the decades prior to FerroAtlántica Group’s purchase of that business in December 2004. During the period in question, PEM was wholly-owned by Pechiney Bâtiments, S.A., which had certain indemnification obligations to FerroAtlántica pursuant to the 2004 Share Sale and Purchase Agreement under which our FerroAtlántica acquired PEM. As of December 31, 2021, approximately 100 such employees have “declared” asbestos-related injury to the French social security agencies. Approximately three quarters of these cases now have been closed. Of the remaining cases, approximately half include assertions of “inexcusable negligence” (“faute inexcusable”) which, if upheld, may lead to material liability in the aggregate on the part of FerroPem. Other employees may declare further asbestos-related injuries in the future, and may likewise assert inexcusable negligence. Litigation against, and material liability on the part of, FerroPem will not necessarily arise in each case, and to date a majority of such declared injuries have been minor and have not led to significant liability on Ferropem’s part. Whether liability for “inexcusable negligence” will be found is determined case-by-case, often over a period of years, depending on the evolution of the claimant’s asbestos-related condition, the possibility that the claimant was exposed while working for other employers and, where asserted, the claimant’s ability to prove inexcusable negligence on PEM’s part. Because of these and other uncertainties, no reliable estimate can be made of FerroPem’s eventual liability in these matters, with exception of three grave cases that were litigated through the appeal process and in which claimants’ assertions of inexcusable negligence were upheld against FerroPem. Liabilities in respect to asbestos-related claims have been recorded at December 31, 2021 at an estimated amount of $1,143 thousand in Provisions for litigation in progress ($1,080 thousand in 2020).

Environmental matters

Since 2016, GMI has been negotiating with the U.S. Department of Justice (the “DOJ”) and the U.S. Environmental Protection Agency (the “EPA”) to resolve two Notices of Violation/Findings of Violation (“NOV/FOV”) that the EPA issued to the Beverly facility. The first NOV/FOV was issued on July 1, 2015 and alleges certain violations of the Prevention of Significant Deterioration (“PSD”) and New Source Performance Standards provisions of the Clean Air Act associated with a 2013 project performed at GMI’s Beverly facility. Specifically, the July 2015 NOV/FOV alleges violations of the facility’s existing operating and construction permits, including allegations related to opacity emissions, sulfur dioxide and particulate matter emissions, and failure to keep necessary records and properly monitor certain equipment. The second NOV/FOV was issued on December 6, 2016, and arises from the same facts as the July 2015 NOV/FOV and subsequent EPA inspections. The second NOV/FOV alleges opacity exceedances at certain units, failure to prevent the release of particulate emissions through the use of furnace hoods at a certain unit, and the failure to install Reasonably Available Control Measures (as defined) at certain emission units at the Beverly facility. Since that time, GMI and the authorities have continued negotiations regarding potential resolution of the NOV/FOVs, which negotiations are ongoing. As part of the ongoing consent process to resolve the NOVs/FOVs, the authorities could demand that GMI install additional pollution control equipment or implement other measures to reduce emissions from the facility, as well as pay a civil penalty. At this time, however, GMI is unable to determine the extent of potential injunctive relief or the amount of civil penalty a negotiated resolution of this matter may entail. Should the DOJ and GMI be unable to reach a negotiated resolution of the NOVs/FOVs, the authorities could institute formal legal proceedings for injunctive relief and civil penalties. The statutory maximum penalty is $93,750 per day per violation, from April, 2013 to December 2021, and $109,024 per day thereafter.